Convertible Notes Payable and Advisory Fee Liabilities (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Schedule of senior secured credit facility note balance and convertible debt balances
Unamortized discounts			$ (912)
Senior Secured Credit Facility Note [Member]
Schedule of senior secured credit facility note balance and convertible debt balances
Principal	$ 6,298,402	$ 6,473,702	6,207,266
Premiums	1,681,675	1,846,471	1,623,445
Unamortized discounts	(10,436)	(9,223)	(2,981)
Convertible note payable	$ 7,969,641	$ 8,310,950	$ 7,827,730